Note 16 - Business Segment Information - Segment Reporting Information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Revenue from Contract with Customer, Excluding Assessed Tax, Total	$ 62,234	$ 55,848	$ 62,234	$ 55,848
Income (loss) before income taxes			(3,089)	(694)
Corporate interest expense			(675)	(699)
Corporate other income (expense), net			284	276
Depreciation and amortization expense			2,877	2,996
Interest expense			675	699
Impairment of property and equipment			3,261
Capital expenditures			3,870	2,560
Total assets	64,769	65,378	64,769	65,378
Waste Management Services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	44,535	38,398	44,535	38,398
Golf and Related Operations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	17,699	17,450	17,699	17,450
Operating Segments [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total			62,294	55,915
Income (loss) before income taxes			657	2,965
Total assets	122,851	121,186	122,851	121,186
Operating Segments [Member] | Waste Management Services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total			44,535	38,398
Income (loss) before income taxes			661	2,671
Corporate interest expense			(4)	(1)
Depreciation and amortization expense			541	631
Interest expense			4	1
Impairment of property and equipment			3,261
Capital expenditures			64	115
Total assets	27,383	26,449	27,383	26,449
Operating Segments [Member] | Golf and Related Operations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total			17,759	17,517
Income (loss) before income taxes			(4)	294
Corporate interest expense			(45)	(48)
Depreciation and amortization expense			2,200	2,204
Interest expense			45	48
Impairment of property and equipment
Capital expenditures			3,771	2,417
Total assets	48,074	45,188	48,074	45,188
Intersegment Eliminations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total			(60)	(67)
Total assets	(58,082)	(55,808)	(58,082)	(55,808)
Intersegment Eliminations [Member] | Waste Management Services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total
Intersegment Eliminations [Member] | Golf and Related Operations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total			60	67
Corporate, Non-Segment [Member]
Corporate interest expense			(626)	(650)
Corporate other income (expense), net			19	(7)
General corporate expenses			(3,139)	(3,002)
Depreciation and amortization expense			136	161
Interest expense			626	650
Impairment of property and equipment
Capital expenditures			35	28
Total assets	$ 47,394	$ 49,549	$ 47,394	$ 49,549